EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 12:	EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

On November 14, 2013 the Company completed a secondary public offering of its ordinary shares on the NASDAQ. The Company issued 6,497,400 shares at a price of $  6.25 per share before issuance expenses. Total net proceeds from the issuance amounted to $ 37,791.

b.	Stock option plans:

In 2011, the Company's board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partner, customer and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to 6 years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

As of December 31, 2015 140,444 common shares of the Company were available for future grant under the 2011 Plan. Any option granted under the 2011 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2011 Plan.

In February 2016, our Board of Directors approved the reservation of an additional 4,000,000 Common Shares for issuance under the 2011 Plan.

A summary of the stock option activities in 2015 is as follows:

	Year ended December 31, 2015
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	2,796,081	$3.49	3.07	$10,957
Granted	673,408	9.38
Exercised	(1,080,470)	1.59
Expired and forfeited	(213,531)	4.39

Outstanding at December 31, 2015	2,175,488	5.36	3.49	9,274

Exercisable at December 31, 2015	1,002,286	$3.01	2.52	$6,554

In 2013, 2014 and 2015, the Company granted 595,000, 340,000 and 673,408 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2013, 2014 and 2015 were $ 2.51, $ 3.19 and $ 3.79, respectively.

The aggregate intrinsic value of options outstanding at December 31, 2015 represents intrinsic value of 2,175,488 outstanding options that are in-the-money as of December 31, 2015. All outstanding options are in the money as of December 31, 2015.

The aggregate intrinsic value of options exercisable at December 31, 2015 represents intrinsic value of 1,002,286 exercisable options that are in-the-money as of December 31, 2015. All exercisable options are in the money as of December 31, 2015.

The total intrinsic value of options exercised during the years ended December 31, 2013, 2014 and 2015 was $2,839, $7,446 and $10,294, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2015 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2015	Term	price	2015	Exercisable
		(Years)	$		$

1.2-1.48	166,978	1.29	1.34	166,978	1.34
2.08-2.7	297,094	2.90	2.56	297,094	2.56
3.45-3.77	325,971	2.70	3.57	242,769	3.58
4.72-4.85	163,445	3.02	4.73	76,945	4.74
5.25-5.53	90,000	3.55	5.33	45,000	5.33
6.27-6.92	130,000	4.15	6.42	66,666	6.27
7.01-7.68	367,000	4.22	7.46	106,834	7.43
8.42	300,000	5.35	8.42	-	-
9.93-10.78	335,000	5.76	10.45	-	-

	2,175,488	3.86	5.98	1,002,286	3.66

c.	As of December 31, 2015, there was $ 3,949 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

d.
During 2015, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company's majority-owned subsidiary that were granted to one of the former shareholders of KPI in 2014 (as described in note 1(d)) vested, thereby reducing the Company's percentage ownership of Sapiens Decision from 97% to 95.7%. During 2015, Sapiens Decision issued options to certain of its employees to purchase shares of Sapiens Decision.

e.	Dividend:

On April 22, 2015, the Company's extraordinary general meeting of shareholders approved the distribution of cash dividend of $0.15 per common share for a total amount of $7,186 that was paid during June and July 2015.